Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Fair Value Assumptions
	2012 Grant	2011 Grant

Dividend yield	0	0
Expected volatility	63%	63%-65%
Risk-free interest rate	0.84%-0.92%	1.6%-2.8%
Expected life (years)	6.2-6.4	6
Vesting period (years)	2-4	2-4

Stock Option Activity

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	shares	price US$	shares	price US$	Shares	price US$
Outstanding at January 1	1,234,199	3.31	489,701	3.21	537,301	3.15
Granted	134,010	1.60	846,804	3.35	-	-
Forfeited	(173,124)	3.11	(53,400)	3.35	(47,600)	2.99
Exercised	-	-	(48,906)	2.98	-	-

Outstanding at year end	1,195,085	3.15	1,234,199	3.31	489,701	3.21

Vested at year end	395,395	3.29	412,395	3.26	480,701	3.19

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	shares	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2012	1,195,085	3.15	6.25	80

Vested and expected to vest at December 31, 2012	1,099,478	3.15	6.25	-

Exercisable at December 31, 2012	395,395	3.29	1.71	-

Information about Share Options

		Weighted
		average	Weighted		Weighted
		remaining	average		average
Range of	Number	contractual	exercise	Number	exercise
exercise price US$	outstanding	life in years	price US$	exercisable	price US$

2.98-3.29	276,395	0.98	2.98	276,395	2.98
3	54,000	2.74	3	54,000	3
5	10,000	3.37	5	10,000	5
6.15	10,000	3.58	6.15	10,000	6.15
4.5	30,000	4.06	4.5	30,000	4.5
3.95	15,000	4.23	3.95	15,000	3.95
3.76	540,500	8.08	3.76	-	3.76
2.86	40,000	8.50	2.86	-	2.86
2.01	55,000	8.75	2.01	-	2.01
0.00	30,180	8.99	0.00	-	-
1.82	30,000	9.92	1.82	-	1.82
1.81	34,010	9.92	1.81	-	1.81
1.4	70,000	9.92	1.4	-	1.4
	1,195,085	6.25	3.15	395,395	3.29

Information about Nonvested Options
		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2012	821,804	2.03
Granted	134,010	0.81
Vested	-	-
Forfeited	(156,124)	2.19

Balance at December 31, 2012	799,690	1.80

Restricted Share Unit Plan

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$

Balance as of December 31, 2011	638,130	359,910	0.42
Awards granted	-	-	-
Exercised	-	(178,969)	0.45
Forfeited	27,695	(27,695)	0.38

Balance as of December 31, 2012	665,825	153,246	0.39